Equity - Cash Flow Disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Entity Information [Line Items]
Net cash flow provided by operating activities	€ 15,022	€ 13,423	€ 13,796
Net cash flow used in investing activities	(5,641)	(8,685)	(10,245)
Net cash flow used in financing activities	(9,021)	(3,880)	(1,752)
Net increase (decrease) in cash and cash equivalents during the year	350	500	1,456
Telefónica Brazil
Entity Information [Line Items]
Net cash flow provided by operating activities	4,231	3,599	3,710
Net cash flow used in investing activities	(1,900)	(2,012)	(2,285)
Net cash flow used in financing activities	(2,230)	(1,660)	(1,653)
Net increase (decrease) in cash and cash equivalents during the year	101	(73)	(228)
Telefónica Germany
Entity Information [Line Items]
Net cash flow provided by operating activities	2,249	1,898	1,942
Net cash flow used in investing activities	(1,194)	(1,137)	(1,223)
Net cash flow used in financing activities	(997)	(569)	(706)
Net increase (decrease) in cash and cash equivalents during the year	58	192	13
Colombia Telecomunicaciones, S.A, ESP
Entity Information [Line Items]
Net cash flow provided by operating activities	237	344	324
Net cash flow used in investing activities	15	(167)	(684)
Net cash flow used in financing activities	(169)	(229)	407
Net increase (decrease) in cash and cash equivalents during the year	€ 83	€ (52)	€ 47